PREPAID EXPENSES AND OTHER CURRENT ASSETS - Schedule of Other Receivables and Prepaid Expenses (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Prepaid Expense and Other Assets [Abstract]
Government authorities	$ 88,790	$ 93,505
Interest receivable	869	4,992
Prepaid expenses	95,088	76,709
Other	20,007	9,398
Prepaid expenses and other current assets	$ 204,754	$ 184,604